HYDROLOGICAL RISK (Tables)	12 Months Ended
Dec. 31, 2017
HYDROLOGICAL RISK
Schedule of composition of renegotiated hydrological risk assets

	CONSOLIDATED
	12/31/2017	12/31/2016
HPP Tucuruí	162,602	195,840
HPP Serra da Mesa	119,530	154,449
HPP Mascarenhas de Moraes	47,296	63,186
HPP Itumbiara	17,873	42,680
HPP Simplício	30,206	42,289
HPP Batalha	17,106	20,175
HPP Balbina	7,490	13,262
HPP Mauá	12,709	13,839
HPP Manso	4,979	10,743
HPP Passo São João	5,024	5,471
HPP São Domingos	4,846	5,277

	429,662	567,212

Total Current Assets	104,530	109,535
Total Non-Current Assets	325,132	457,677

TOTAL	429,662	567,212